Cover	Apr. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2021
Entity File Number	001-39220
Entity Registrant Name	CARRIER GLOBAL CORPORATION
Entity Central Index Key	0001783180
Entity Tax Identification Number	83-4051582
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13995 Pasteur Boulevard
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33418
City Area Code	(561)
Local Phone Number	365-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	CARR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false